SCHEDULE OF INVESTMENTS

Delaware Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Financials – 2.3%
Bank of Montreal	137	$14,025

Total Canada - 2.3%		$14,025

France
Energy – 2.4%
TotalEnergies SE	317	14,347

Financials – 2.7%
Axa S.A.	646	16,377

Health Care – 1.8%
Sanofi-Aventis	105	11,050

Industrials – 3.2%
Schneider Electric S.A.	124	19,447

Total France - 10.1%		$61,221

Germany
Communication Services – 2.6%
Deutsche Telekom AG, Registered Shares	753	15,912

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	31	8,525

Industrials – 2.6%
Siemens AG	100	15,779

Utilities – 3.3%
E.ON AG	700	8,099
RWE Aktiengesellschaft	337	12,197

		20,296

Total Germany - 9.9%		$60,512

Indonesia
Financials – 1.9%
PT Bank Mandiri (Persero) Tbk	27,514	11,195

Total Indonesia - 1.9%		$11,195

Ireland
Materials – 1.4%
CRH plc	171	8,621

Total Ireland - 1.4%		$8,621

Italy
Utilities – 2.7%
ENEL S.p.A.	1,767	16,409

Total Italy - 2.7%		$16,409

Japan
Financials – 3.7%
ORIX Corp.	849	14,325
Tokio Marine Holdings, Inc.	183	8,423

		22,748

Industrials – 1.5%
ITOCHU Corp.	326	9,393

Total Japan - 5.2%		$32,141

Macau
Consumer Discretionary – 1.4%
Sands China Ltd.	1,931	8,133

Total Macau - 1.4%		$8,133

Singapore
Financials – 2.0%
DBS Group Holdings Ltd.	557	12,356

Total Singapore - 2.0%		$12,356

South Korea
Information Technology – 4.3%
Samsung Electronics Co. Ltd.	364	26,075

Total South Korea - 4.3%		$26,075

Sweden
Energy – 1.3%
Lundin Energy AB(A)	236	8,339

Total Sweden - 1.3%		$8,339

Switzerland
Financials – 1.5%
Zurich Financial Services, Registered Shares	23	9,279

Health Care – 2.5%
Roche Holdings AG, Genusscheine	40	14,956

Total Switzerland - 4.0%		$24,235

Taiwan
Information Technology – 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,408	30,068

Total Taiwan - 4.9%		$30,068

United Kingdom
Consumer Staples – 2.6%
Unilever plc	270	15,801

Financials – 1.3%
3i Group plc	476	7,725

Health Care – 4.0%
AstraZeneca plc	205	24,623

Materials – 1.3%
Anglo American plc	208	8,257

Total United Kingdom - 9.2%		$56,406

United States
Consumer Discretionary – 1.3%
V.F. Corp.	98	8,020

Consumer Staples – 6.9%
Philip Morris International, Inc.	181	17,962
Procter & Gamble Co. (The)	117	15,827
Sysco Corp.	109	8,492

		42,281

Energy – 2.5%
ConocoPhillips	247	15,052

Financials – 7.9%
Bank of America Corp.	549	22,638
Citigroup, Inc.	160	11,338
Morgan Stanley	156	14,343

		48,319

Health Care – 4.7%
Amgen, Inc.	49	11,833
CVS Caremark Corp.	204	17,009

		28,842

Industrials – 5.4%
Eaton Corp.	106	15,684
Raytheon Technologies Corp.	197	16,792

		32,476

Information Technology – 2.7%
Cisco Systems, Inc.	306	16,231

Materials – 1.3%
Eastman Chemical Co.	66	7,718

Utilities – 2.9%
Exelon Corp.	207	9,176
Public Service Enterprise Group, Inc.	143	8,527

		17,703

Total United States - 35.6%		$216,642

TOTAL COMMON STOCKS – 96.2%		$586,378
(Cost: $432,093)

PREFERRED STOCKS

Germany
Consumer Discretionary – 2.5%
Volkswagen AG, 2.260%	61	15,188

Total Germany - 2.5%		$15,188

TOTAL PREFERRED STOCKS – 2.5%		$15,188
(Cost: $10,295)

SHORT-TERM SECURITIES

Money Market Funds(B) – 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	5,277	5,276
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(C)	1,245	1,245

		6,521

TOTAL SHORT-TERM SECURITIES – 1.1%		$6,521
(Cost: $6,521)

TOTAL INVESTMENT SECURITIES – 99.8%		$608,087
(Cost: $448,909)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,206

NET ASSETS – 100.0%		$609,293

Notes to Schedule of Investments

(A)All or a portion of securities with an aggregate value of $1,245 are on loan.

(B)Rate shown is the annualized 7-day yield at June 30, 2021.

(C)Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$586,378	$—	$—
Preferred Stocks	15,188	—	—
Short-Term Securities	6,521	—	—
Total	$608,087	$—	$—

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$448,909

Gross unrealized appreciation	164,471

Gross unrealized depreciation	(5,293)

Net unrealized appreciation	$159,178